GOODWILL AND ACQUISITIONS, Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
At the beginning of the financial year	$ 539,624	$ 216,278
Acquisitions	60,695	327,026
Impairment	(354,943)	0	$ 0
Foreign currency translation	(15,168)	(3,680)
At the end of the financial year	$ 230,208	$ 539,624	$ 216,278